Summary of Significant Accounting Policies - Schedule of Suppliers (Details) - Supplier Concentration Risk [Member] - Revenue, Segment Benchmark [Member]	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Supplier A [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases		[1]		[1]	15.80%
Supplier B [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	21.80%		27.20%		14.90%
Supplier C [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases	40.10%		19.90%		13.60%
Supplier D [Member]
Schedule of Suppliers [Line Items]
Proportion of total purchases		[1]	10.50%			[1]

[1]	Less than 10.0% of the Company’s purchase amounts in the respective years.